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                      Letterhead of Chadbourne & Parke LLP
                              30 Rockefeller Plaza
                            New York, State NY 10112
                                 (212) 408-5100



                                                                October 13, 2006



Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549-6010

              Re:  ORBCOMM Inc.
                   Amendment No. 4 to Registration Statement on Form S-1 (Registration No. 333-134088)
                   ----------------------------------------------------


Ladies and Gentlemen:

      On behalf of ORBCOMM Inc., a Delaware corporation (the "Company"), transmitted herewith is Amendment No. 4 ("Amendment No. 4") to the above-referenced Registration Statement on Form S-1 (Registration No. 333-134088) originally filed on May 12, 2006 (the "Form S-1"), marked to show changes from Amendment No. 3 to the Registration Statement on Form S-1 filed on October 10, 2006 ("Amendment No. 3").

      Amendment No. 4 includes all non-Rule 430A information, including the price range and related information, as well as other information the Company previously committed to provide in its letters to the staff dated July 13, 2006, August 31, 2006 and October 10, 2006, other than the selling securityholder information, required under Item 507 of Regulation S-K, which the Company expects to file in a subsequent amendment.

      As we discussed with Mr. Eduardo Aleman, our reviewer, and Ms.
Peggy Fisher, Assistant Director of the Securities and Exchange Commission (the "SEC"), the Company expects to begin the road show for its initial public offering the week of October 16, 2006 in order to take advantage of a very narrow window of opportunity to go to market in late October. If the Company misses this window, it will likely be unable to be in a position to market its initial public offering for at least several months. We, therefore, respectfully request that the staff of the SEC review this filing on an expedited basis in order to enable the Company to meet its compressed timetable.

                                      * * *

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Securities and Exchange Commission    -2-            October 13, 2006


      We are also delivering to each of Peggy Fisher, Eduardo
Aleman, Andrew Mew and Robert Littlepage of the staff courtesy copies of (i) Amendment No. 4 with exhibits, marked to show changes from Amendment No. 3, (ii) Amendment No. 4, without exhibits, marked to show the cumulative changes from Amendment No. 2 to the Registration Statement on Form S-1 filed on August 31, 2006 and (iii) this response letter. In connection with the filing of Amendment No. 4, the Company is also submitting a request, pursuant to Rule 406 under the Securities Act and Rule 80(b)(4) under the Freedom of Information Act, for an order granting confidential treatment to certain portions of certain exhibits to Amendment No. 4. A copy of the request is also being delivered to Mr. Aleman to facilitate the staff's review of the request. On behalf of the Company, we respectfully request that the staff coordinate its review of Amendment No. 4 and the request for confidential treatment so as to avoid any unnecessary delay in the registration process.

      Please telephone Sey-Hyo Lee at (212) 408-5122 or, in his absence, James Laws at (212) 408-5547, of this office, if you require additional information or wish to comment further orally. If you wish to comment in writing, please send such comment to Sey-Hyo Lee by facsimile at (646) 710-5122.



                                             Very truly yours,


                                            /s/ Chadbourne & Parke LLP

Enclosures

VIA EDGAR AND HAND DELIVERY
---------------------------

cc:    Peggy Fisher
       Eduardo Aleman
       Andrew Mew
       Robert Littlepage